Standards Issued But not Yet Effective	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [text block] [Abstract]
Standards Issued But not Yet Effective
4.	Standards issued but not yet effective

The standards and interpretations relevant to the Group that are issued but not yet effective, through the date of issuance of the financial statements, are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective:

-	Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

-	What is meant by a right to defer settlement.

-	That a right to defer must exist at the end of the reporting period.

-	That classification is unaffected by the likelihood that an entity will exercise its deferral right

-	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.

-	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities from deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The amendments are not expected to have a material impact on the Group.

-	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

In May 2020, the IASB issued amendments to IAS 37 to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.

The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The Group will apply these amendments to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments.

The amendments are not expected to have a material impact on the Group.

-	IFRS 9 Financial instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities

As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted. The Group will apply the amendments to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendments are not expected to have a material impact on the Group.